S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 14, 2026
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]
Prior issuance of founder shares

On February 15, 2026, our Sponsor acquired 9,583,333 founder shares (1,250,000 of which are subject to forfeiture) for an aggregate purchase price of $25,000, or approximately $0.0026 per share. The per share purchase price of the founder shares was determined by dividing the amount of cash contributed to the Company by the aggregate number of founder shares issued. As of the date of this prospectus, there were 9,583,333 founder shares issued and outstanding, all of which are held by our Sponsor.

Prior to this offering, our Sponsor transferred (i) 210,000 founder shares owned to each of Iris Zhao, our Chief Executive Officer and a director, and Ailong Xie, our Chairman of the Board; (ii) 63,000 founder shares to Dan Song, our Chief Financial Officer; (iii) 199,500 founder shares to Jide Zeitlin, our director nominee and vice chairman of the board, and (iv) 42,000 founder shares to each of Zhiwei Tang, our Chief Operating Officer, Chaim Frenkel and Mingjie Zhao, our independent director nominees, in each case at the original purchase price paid when such shares were acquired from us.

The number of founder shares issued was determined based on the expectation that the founder shares would represent 25% of the issued and outstanding ordinary shares after this offering (not including the ordinary shares issuable underlying the private units and the representative shares, any shares underlying units issued upon conversion of working capital loans and any ordinary shares or equity-linked securities issued, or to be issued, to any seller in our initial business combination). As such, our initial shareholders will collectively own 25% of our issued and outstanding shares after this offering (assuming they do not purchase any units in this offering and excluding private shares and representative shares). Except as provided with regard to the private placement discussed herein, neither our Sponsor nor any of our officers or directors have expressed an intention to purchase any units in this offering.

Up to an additional 1,250,000 founder shares will be subject to forfeiture by our Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised so that our initial shareholders will maintain ownership of 25% of our ordinary shares after this offering (assuming they do not purchase any units in this offering and excluding the private shares and representative shares). We will effect a share capitalization or a share repurchase or other appropriate mechanism, as applicable, with respect to our ordinary shares prior to this offering should the size of the offering change, in order to maintain such ownership percentage.

In addition, prior to the consummation of this offering, the at-risk capital investors will purchase an aggregate of up to 950,000 founder shares on a best-efforts basis , whether or not the underwriters’ over-allotment option is exercised. The final allocation of such founder shares among the third-party investors has not yet been determined. Such founder shares will be acquired for an aggregate purchase price of $2,478, or approximately $0.0026 per share.

●	only holders of the founder shares have the right to vote on the election of directors prior to our initial business combination;

●	the founder shares are subject to certain transfer restrictions, as described in more detail below;

●	our Sponsor, officers and directors have entered into a letter agreement, pursuant to which they have agreed (A) to waive their redemption rights with respect to their founder shares, private shares and public shares in connection with the completion of our initial business combination and (B) to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within 15 months from the closing of this offering (or up to 21 months from the closing of this offering if we extend the period of time to consummate a business combination by the full amount of time) (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the prescribed time frame); and (C) to waive their redemption to liquidation distributions from the trust account with respect to their founder shares and private placement shares in connection with a shareholder vote to approve an amendment to our second amended and restated articles of association (a) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 15 months from the closing of this offering (or up to 21 months if we extend the period of time to consummate a business combination, as described in more detail in this prospectus) or (b) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity; and

●	the founder shares are entitled to registration rights.
Private units and underlying securities

The initial shareholders agreed that they will purchase from us an aggregate of 267,500 private placement units, or 286,250 private placement units if the underwriters’ over-allotment option is exercised in full, at a price of $10.00 per unit, for an aggregate purchase price of $2,675,000 (or $2,862,500 if the underwriters’ over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering. Of such private placement units, 172,500 private placement units will be purchased by our sponsor, or 191,250 private placement units if the underwriters’ over-allotment option is exercised in full, and up to 95,000 private placement units may be purchased by the at-risk capital investors on a best-efforts basis, whether or not the underwriters’ over-allotment option is exercised. The final allocation of such private placement units among the Maxim individuals and the third-party investors has not yet been determined. Our Sponsor has further agreed to purchase any of such 95,000 private placement units that are not purchased by the at-risk capital investors. In the event the over-allotment option is exercised, the third-party investors will not add additional funds. Additionally, any third-party investment pursuant to this offering will be done on a best-efforts basis.

The initial shareholders have agreed to waive their redemption rights with respect to its private shares (i) in connection with the consummation of a business combination, (ii) in connection with a shareholder vote to amend our second amended and restated memorandum and articles of association to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 15 months after the closing of this offering (or up to 21 months from the completion of this offering if we extend the period of time to consummate a business combination by the full amount of time), and (iii) if we fail to consummate a business combination within 15 months after the closing of this offering (or up to 21 months from the completion of this offering if we extend the period of time to consummate a business combination by the full amount of time) or if we liquidate prior to the expiration of the 15-month period (or up to 21 months from the completion of this offering if we extend the period of time to consummate a business combination by the full amount of time). However, our Sponsor will be entitled to redemption rights with respect to any public shares held by it if we fail to consummate a business combination or liquidate within the 15-month period (or up to 21 months if we extend the period of time to consummate a business combination by the full amount of time).

The initial shareholders have also agreed not to transfer, sell or assign the private units and the underlying securities until the consummation of our initial business combination, subject to exceptions as discussed herein.

Transfer restrictions on founder shares	Our initial shareholders have agreed that, with limited exceptions, the founder shares will not to be transferred, assigned, or sold until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property, unless otherwise approved by public shareholders in connection with a business combination; unless different transfer restrictions are otherwise approved by public shareholders in connection with the business combination. Notwithstanding the foregoing, if the last sale price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lock-up. However, if after a business combination, there is a transaction whereby all the outstanding shares are exchanged or redeemed for cash (as would be the case in a post-asset sale liquidation) or another issuer’s shares, then the founder shares or private units (or any securities thereunder) shall be permitted to come out of the transfer restrictions to participate.
Representative shares

We have agreed to issue to Maxim and/or its designees 3.5% of the gross proceeds of the offering in the Company’s ordinary shares that are registered in the offering which is equal to 875,000 ordinary shares (or up to 1,006,250 ordinary shares if the underwriters’ over-allotment option is exercised in full) upon the consummation of this offering. These shares are being registered in the registration statement of which this prospectus forms a part. Maxim has agreed not to transfer, assign or sell any such shares without prior consent of the Company until the completion of our initial business combination. In addition, Maxim has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of our initial business combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if we fail to complete our initial business combination within the periods of time as provided in our second amended and restated memorandum and articles of association.

Offering proceeds to be held in trust

Net proceeds of $250,000,000 (or $287,500,000 if the over-allotment option is exercised in full) from this offering and the proceeds we will receive from the sale of the private units, or $10.00 per unit sold to the public in this offering (regardless of whether or not the over-allotment option is exercised) (which amount is less expenses of the offering plus the contributed value of the private units) will be placed in a United States-based trust account maintained by Continental Stock Transfer & Trust Company Co. acting as trustee pursuant to an agreement to be signed on the date of this prospectus. Except as set forth below, the proceeds held in the trust account will not be released until the earlier of the completion of an initial business combination and our redemption of 100% of the outstanding public shares if we have not completed a business combination in the required time period. Therefore, except as set forth below, unless and until an initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement to acquire a target business.

Notwithstanding the foregoing, there can be released to us from the trust account any interest earned on the funds in the trust account that we need to pay our income or other tax obligations, and, if applicable, up to $100,000 of interest to pay liquidation expenses (which interest shall be net of income taxes payable). Aside from these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account. Additionally, in order to meet our working capital needs following the consummation of this offering until completion of an initial business combination, our founders, officers and directors or their affiliates or designees may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion.  Separately, our sponsor or its affiliates may, but are not obligated to, provide working capital loans of up to $750,000, which, at the lender’s discretion, may be converted into units at a price of $10.00 per unit, in addition to the convertible notes in connection with the potential extensions. These units would be identical to the private units. In the event that the initial business combination does not close, we may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from our trust account would be used for such repayment.

Ability to extend time to complete business combination

We will have until 15 months from the closing of this offering to consummate an initial business combination. However, if we anticipate that we may not be able to consummate our initial business combination within 15 months, we may extend the period of time to consummate a business combination up to two times, each by an additional three months (for a total of up to 21 months to complete a business combination), in each case subject to our sponsor depositing $0.10 per public share into the trust account for each such three-month extension) without submitting such proposed extensions to our shareholders for approval or offering our public shareholders redemption rights in connection therewith. Pursuant to the terms of our memorandum and articles of association and the trust agreement between us and Continental Stock Transfer & Trust Company on the date of this prospectus, in order to extend the time available for us to consummate our initial business combination, our Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit an aggregate of $2,500,000, or up to $2,875,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per public share in either case), on or prior to the date of the applicable deadline, for each three-month extension (or up to an aggregate of $5,000,000 or $5,750,000 if the underwriters’ over-allotment option is exercised in full), or $0.20 per public share if we extend for the full six months). Any such payments would be made in the form of a loan. Any such loans will be non-interest bearing and either be payable upon the consummation of our initial business combination, or, at the lender’s discretion, converted upon consummation of our business combination into additional private units at a price of $10.00 per unit. Our Sponsor and its affiliates or designees are not obligated to fund the trust account to extend the time for us to complete our initial business combination. If we do not complete our initial business combination within the 15 month period, while we do not currently intend to seek shareholder approval to amend our second amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek. As provided in our second amended and restated memorandum and articles of association, our second amended and restated memorandum and articles of association may be amended if approved by holders of at least two-thirds of our issued and outstanding ordinary shares who attend and vote at a general meeting or by way of unanimous written resolution, and our public shareholders shall be provided with the opportunity to redeem their public shares upon the approval of any such amendment, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (net of income taxes payable and up to $100,000 for liquidation expenses), divided by the number of then issued and outstanding public shares. If we determine not to extend, or fail to obtain shareholder approval to extend the time period to consummate our initial business combination, and the time to consummate our initial business combination expires, the founder shares and private shares held by our initial shareholders, including our Sponsor, will be worthless. For more details of consequences to our Sponsor if we do not complete a business combination timely or fail to extend the period under which we must complete a business combination, see “Proposed Business — Automatic Liquidation of Trust Account if No Business Combination” on page 117 of this prospectus.

Anticipated expenses and funding sources

Except as described above with respect to the payment of taxes, unless and until we complete our initial business combination, no proceeds held in the trust account will be available for our use. The proceeds held in the trust account will be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations or in an interest bearing or non-interest bearing demand deposit account. We will disclose in each quarterly and annual report filed with the SEC prior to our initial business combination whether the proceeds deposited in the trust account are invested in U.S. government treasury obligations, an interest bearing or non-interest bearing demand deposit account or money market funds or a combination thereof. Based upon current interest rates, we expect the trust account to generate approximately $4.2 million of interest annually assuming an interest rate of 3.5% per year; however, we can provide no assurances regarding this amount. Unless and until we complete our initial business combination, we may pay our expenses only from:

	●	the net proceeds of this offering and the sale of the private units not held in the trust account, which will be approximately $750,000 in working capital after the payment of approximately $675,000 in expenses (not including underwriting discount) relating to this offering; and any loans or additional investments from our Sponsor, members of our management team or their affiliates or designees, although they are under no obligation to advance funds or invest in us, and provided that any such loans will not have any claim on the proceeds held in the trust account unless such proceeds are released to us upon completion of an initial business combination.
Conditions to completing our initial business combination

There is no limitation on our ability to raise funds privately or through loans in connection with our initial business combination. Nasdaq rules require that our initial business combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the trust account (less any taxes payable on interest earned) at the time of our signing a definitive agreement in connection with our initial business combination. We do not intend to purchase multiple businesses in unrelated industries in conjunction with our initial business combination.

If our board of directors is not able to independently determine the fair market value of the target business or businesses, we will obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions for the type of company we are seeking to acquire or an independent accounting firm. We will complete our initial business combination only if the post-transaction company in which our public shareholders own shares will own or acquire 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to our initial business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in our initial business combination transaction.

If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% of net assets test, provided that in the event that our initial business combination involves more than one target business, the 80% of net assets test will be based on the aggregate value of all of the target businesses.

Permitted purchases of public shares and public rights by our affiliates

If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our Sponsor, directors, officers, advisors or their affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. Please see “Proposed Business — Permitted purchases of our securities” for a description of how such persons will determine which shareholders to seek to acquire shares from. There is no limit on the number of shares such persons may purchase, or any restriction on the price that they may pay. Any such price per share may be different than the amount per share a public shareholder would receive if it elected to redeem its shares in connection with our initial business combination. However, such persons have no current commitments, plans or intentions to engage in such transactions and have not formulated any terms or conditions for any such transactions. In the event our Sponsor, directors, officers, advisors or their affiliates determine to make any such purchases at the time of a shareholder vote relating to our initial business combination, such purchases could have the effect of influencing the vote necessary to approve such transaction. None of the funds in the trust account will be used to purchase shares in such transactions. If they engage in such transactions, they will not make any such purchases when they are in possession of any material non-public information not disclosed to the seller or if such purchases are prohibited by Regulation M under the Exchange Act. Subsequent to the consummation of this offering, we have adopted an insider trading policy which will require insiders to: (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public information and (ii) to clear all trades with our legal counsel prior to execution. We cannot currently determine whether our insiders will make such purchases pursuant to a Rule 10b5-1 plan, as it will be dependent upon several factors, including but not limited to, the timing and size of such purchases. Depending on such circumstances, our insiders may either make such purchases pursuant to a Rule 10b5-1 plan or determine that such a plan is not necessary.

We do not currently anticipate that such purchases, if any, would constitute a tender offer subject to the tender offer rules under the Exchange Act or a going-private transaction subject to the going-private rules under the Exchange Act; however, if the purchasers determine at the time of any such purchases that the purchases are subject to such rules, the purchasers will comply with such rules. Our Sponsor, directors, officers, advisors or their affiliates will not make any purchases if the purchases would violate Section 9(a)(2) or Rule 10b-5 of the Exchange Act.

In addition, if such purchases are made, the public “float” of our securities may be reduced and the number of beneficial holders of our securities may be reduced, which may make it difficult to maintain or obtain the quotation, listing or trading of our securities on a national securities exchange. Any such purchases will be reported pursuant to Section 13 and Section 16 of the Exchange Act to the extent such purchasers are subject to such reporting requirements. Additionally, in the event our Sponsor, initial shareholders, directors, officers, advisors and their affiliates were to purchase public shares from public shareholders after the announcement of our initial business combination, such purchases would be structured in compliance with the requirements of Rule 14e-5 under the Exchange Act including, in pertinent part, through adherence to the following:
●	our registration statement/proxy statement filed for our business combination transaction would disclose the possibility that our Sponsor, initial shareholders, directors, officers, advisors and their affiliates may purchase public shares from public shareholders outside the redemption process, along with the purpose of such purchases;

●	if our Sponsor, initial shareholders, directors, officers, advisors and their affiliates were to purchase public shares from public shareholders, they would do so at a price no higher than the price offered through our redemption process;

●	our registration statement/proxy statement filed for our business combination transaction would include a representation that any of our securities purchased by our Sponsor, initial shareholders, directors, officers, advisors and their affiliates would not be voted in favor of approving the business combination transaction;

●	our Sponsor, initial shareholders, directors, officers, advisors and their affiliates would not possess any redemption rights with respect to our securities or, if they do acquire and possess redemption rights, they would waive such rights; and

●	we would disclose in a Form 8-K, before our security holder meeting to approve the business combination transaction, the following material items:
●	the amount of our securities purchased outside of the redemption offer by our Sponsor, initial shareholders, directors, officers, advisors and their affiliates, along with the purchase price;

●	the purpose of the purchases by our Sponsor, initial shareholders, directors, officers, advisors and their affiliates;

●	the impact, if any, of the purchases by our Sponsor, initial shareholders, directors, officers, advisors and their affiliates on the likelihood that the business combination transaction will be approved;

●	the identities of our security holders who sold to our Sponsor, initial shareholders, directors, officers, advisors and their affiliates (if not purchased on the open market) or the nature of our security holders (e.g., 5% security holders) who sold to our Sponsor, initial shareholders, directors, officers, advisors and their affiliates; and

●	the number of our securities for which we have received redemption requests pursuant to our redemption offer.
To the extent such securities are purchased, such public securities will be not be voted as required by Tender Offers and Schedules Compliance and Disclosure Interpretations Question 166.01 promulgated by the SEC. See “Proposed Business — Permitted purchases and other transactions with respect to our securities” for a description of how our Sponsor, directors, officers, advisors or any of their affiliates will select which shareholders to enter into private transactions with.

Redemption rights for public shareholders upon completion of our initial business combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest (which interest shall be net of income taxes payable) divided by the number of then outstanding public shares, subject to the limitations described herein.

The amount in the trust account is initially anticipated to be $10.00 per public share (subject to increase of up to an additional $0.20 per unit in the event that our Sponsor elects to extend the period of time to consummate a business combination, as described in more detail in this prospectus). There will be no redemption rights upon the completion of our initial business combination with respect to our public rights or private units. Our Sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private units and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.